Share-Based Compensation - Share options (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) item $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)
Share-Based Compensation
Incremental compensation cost recorded during the year		$ 52,216	$ 87,904	$ 12,914
Incremental compensation amortized over the remaining vesting period	$ 42,444	$ 42,444
Stock options
Share-Based Compensation
Granted (in dollars per share) | $ / shares		$ 0.10	$ 0.09
Options granted (in shares) | shares		155,721,850
Share-based compensation expense		$ 3,254,051	$ 533,482	779,582
Stock options | 2012 Option Plan
Share-Based Compensation
Contractual term		10 years
Stock options | 2012 Option Plan | Minimum
Share-Based Compensation
Annual vesting percentage		20.00%
Vesting number of anniversaries | item		4
Participant right to exercise options cease period after termination of employment		2 months
Stock options | 2012 Option Plan | Maximum
Share-Based Compensation
Annual vesting percentage		25.00%
Vesting number of anniversaries | item		5
Participant right to exercise options cease period after termination of employment		3 months
Restricted share units
Share-Based Compensation
Granted (in shares) | shares		1,578,500	57,892,563
Contractual term		10 years
Vesting number of anniversaries | item		4
Share-based compensation expense		$ 2,030,774	$ 3,041,099	$ 1,566,975